Impairment Charges (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Impairment charges	$ 21	$ 28	$ 314
North American Foodservice [Member]
Impairment charges	15	15	107
Impairment charge, goodwill			107
International Bakery [Member]
Impairment charges		13	207
Impairment charge, goodwill			124
Impairment charge, long-lived assets			83
Impairment charges of long-lived assets, after tax			58
Impairment charge, trademarks			79
International Beverage [Member]
Impairment charges	$ 6